Unit-based Compensation (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2026	Dec. 31, 2025
Share-Based Payment Arrangement [Line Items]
Summary of Share-Based Payment Award, Stock Options, Valuation Assumptions	The weighted-average assumptions used to estimate the fair value of stock options granted during the three months ended March 31, 2026 were as follows:

Three Months Ending March 31, 2026
Fair value of stock option	12.0
Risk-free interest rate	3.78%
Expected life (years) (1)	6.5
Expected dividend yield	—
Volatility	42%

(i)
Expected life (years): The expected life was estimated using the simplified method due to a lack of historical exercise activity for the Company. The simplified method calculates the expected life as the mid-point
between the vesting date and the contractual expiration date of the award.

SOLV Energy Holdings LLC [Member]
Share-Based Payment Arrangement [Line Items]
Summary of Share-Based Payment Arrangement Option Activity
The following tables summarize the Company’s Legacy SOLV Unit and Additional Class C Unit activity, for the years ended December 31, 2025, 2024 and 2023:
Time-Vested Units

	Number of Units	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term (years)	Aggregate Fair Value (in thousands)
Outstanding, January 1, 2023	133,536	$100.21		$5,287
Granted	4,125	143.40		160
Forfeited	(13,231)	101.44		(527)
Outstanding, December 31, 2023	124,430	101.51	8.1	$4,920
Exercisable, December 31, 2023	50,016	100.24	8.1	$1,982
Granted	32,750	201.93		1,329
Exercised	(1,084)	100.00		(42)
Forfeited	(8,864)	102.33		(354)
Outstanding, December 31, 2024	147,232	123.72	7.7	$5,853
Exercisable, December 31, 2024	67,566	100.70	7.1	$2,673
Granted	70,715	357.05		1,191
Exercised	(235)	114.49		(8)
Forfeited	(1,525)	108.95		(55)
Outstanding, December 31, 2025	216,187	200.16	7.6	$6,981
Exercisable, December 31, 2025	97,000	117.51	6.5	$4,725
Performance-
Vested
Units

	Number of Units	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term (years)	Aggregate Fair Value (in thousands)
Outstanding, January 1, 2023	130,536	$100.00		$5,168
Granted	4,125	143.40		179
Forfeited	(16,284)	101.47		(653)

Outstanding, December 31, 2023	118,377	101.31	8.1	$4,694

Exercisable, December 31, 2023	—			$—

Granted	15,250	142.31		352
Forfeited	(7,307)	102.18		(295)

Outstanding, December 31, 2024	126,320	105.98	7.4	$4,751

Exercisable, December 31, 2024	—			$—

Granted	—	—		—
Forfeited	(2,367)	107.21		(85)

Outstanding, December 31, 2025	123,953	105.96	6.5	$4,666

Exercisable, December 31, 2025	—			$—

MOIC-Vested
Units

	Number of Units	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term (years)
Outstanding, January 1, 2023	87,024	$100.00
Granted	2,750	143.40
Forfeited	(10,856)	101.47

Outstanding, December 31, 2023	78,918	100.82	8.1

Exercisable, December 31, 2023	—

Granted	10,500	142.31

Forfeited	(4,871)	102.18

Outstanding, December 31, 2024	84,547	106.11	7.4

Exercisable, December 31, 2024	—
Granted	—
Forfeited	(1,578)	107.20

Outstanding, December 31, 2025	82,969	106.09	6.5

Exercisable, December 31, 2025	—

Additional C
Units

	Number of Units	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term (years)	Aggregate Fair Value (in thousands)
Outstanding, December 31, 2023	—			$—
Granted	122,993	$261.48		5,264
Outstanding, December 31, 2024	122,993	261.48	9.8	5,264
Exercisable, December 31, 2024	21,459	$261.48	9.8	1,158
Exercised	(16,010)	261.48		(864)
Forfeited	(27,976)	$261.48		(1,510)

Outstanding, December 31, 2025	79,007	261.48	8.8	$2,890

Exercisable, December 31, 2025	28,703	261.48	8.8	$1,549

Summary of Share-Based Payment Award, Stock Options, Valuation Assumptions
The Company utilized the following assumption in estimating the fair value of each Legacy SOLV Unit time-vested and performance-vested awards and Class C Units granted under the Black-Scholes pricing model:

	Year Ended December 31,
	2025	2024	2023
Dividend yield	0.0%	0.0%	0.0%
Expected volatility	55.0%	50.0%	62.5%
Risk-free interest rate	3.7%	4.0%	4.8%
Time to liquidity (years)	0.39	2.21	3.23

Summary of Nonvested Restricted Stock Shares Activity
A summary of the activity for the years ended December 31, 2025, 2024 and 2023 is as follows:

Number of RUA Units
Outstanding as of January 1, 2023	45,600
Exercised	(4,320)
Forfeited	(960)
Outstanding as of December 31, 2023	40,320
Exercised	(4,800)
Outstanding as of December 31, 2024	35,520
Exercised	(960)
Outstanding as of December 31, 2025	34,560